UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

under the

Investment Company Act of 1940

Investment Company Act file number: 811-21421

_______________________

In accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), the undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it intends to redeem securities of which it is the issuer and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the dates set for the redemption, as set forth below.

(1) Title of Class of securities of Neuberger Berman Real Estate Securities Income Fund Inc. (“Fund”) to be Redeemed:

Auction Market Preferred Shares, liquidation preference $25,000 per shares, as identified by series and CUSIP in the Table A below (“AMPS”).

Table A

Series	CUSIP	Total Shares To Be Redeemed	Amount To Be Redeemed	Redemption Date
Series A	64190A202	2	$50,000	June 8, 2012
Series B	64190A608	7	$175,000	June 11, 2012
Series C	64190A301	4	$100,000	June 12, 2012
Series D	64190A707	10	$250,000	June 12, 2012
Series E	64190A806	5	$125,000	June 6, 2012
Series F	64190A889	15	$375,000	June 7, 2012

Series G	64190A400	4	$100,000	June 18, 2012
Series H	64190A509	10	$250,000	June 6, 2012

(2) Date on Which the Securities are to be Redeemed:

See Table A above for the dates on which the Fund intends to redeem each series of AMPS.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

The AMPS are to be redeemed pursuant to Part 1, Section 11 of the Fund’s Articles Supplementary Creating and Fixing the Rights of Auction Preferred Shares.

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

The Fund intends to redeem all its outstanding AMPS at a price equal to the per share liquidation preference of $25,000 plus any accumulated and unpaid dividends.

* * *
Please note that this notice serves only to disclose a proposed redemption of AMPS.  Such redemption remains subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of such redemption.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Act, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned in the City of New York and the State of New York on this 25th day of May, 2012.

Neuberger Berman Real Estate Securities Income Fund Inc.
By: /s/ Robert Conti
Name:	Robert Conti
Title:	President